Financial instruments and risk management (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Derivative Financial Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Type of SWAP	LIBOR x DI	LIBOR x DI
COUNTERPARTY, Debt	KFW/	KFW/
COUNTERPARTY, SWAP	JP Morgan and Bank of America	JP Morgan and Bank of America
Total Debt	R$ 175,589	R$ 282,474
Total swap (Long position)	R$ 175,589	R$ 282,474
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	LIBOR 6M + 0.75% p.a.	LIBOR 6M + 0.75% p.a.
Derivative Financial Instruments 1 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	79.00%	79.00%
Derivative Financial Instruments 1 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	92.59%	92.59%
Derivative Financial Instruments 2 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	USD
Type of SWAP	IPCA x DI	PRE x DI
COUNTERPARTY, Debt	BNB	BNP Paribas
COUNTERPARTY, SWAP	XP and ITAU	BNP Paribas
Total Debt	R$ 249,400	R$ 428,793
Total swap (Long position)	R$ 249,166	R$ 429,247
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	IPCA + 1.22–1.49% p.a.	3.32% p.a.
AVERAGE SWAP RATES, Short position		155.00%
Derivative Financial Instruments 2 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	67.73%
Derivative Financial Instruments 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	69.50%
Derivative Financial Instruments 3 [Member]
IfrsStatementLineItems [Line Items]
Currency	USD	USD
Type of SWAP	PRE x DI	PRE x DI
COUNTERPARTY, Debt	The Bank of Nova Scotia	The Bank of Nova Scotia
COUNTERPARTY, SWAP	Scotiabank	Scotiabank
Total Debt	R$ 1,568,683	R$ 559,650
Total swap (Long position)	R$ 1,569,829	R$ 559,933
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	1.73–3.80% p.a.	1.73% p.a.
AVERAGE SWAP RATES, Short position		1.05%
Derivative Financial Instruments 3 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	1.05%
Derivative Financial Instruments 3 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
AVERAGE SWAP RATES, Short position	108.95%
Derivative Financial Instruments 4 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	PRE x DI	PRE x DI
COUNTERPARTY, Debt	BNP Paribas	BNP Paribas
COUNTERPARTY, SWAP	BNP Paribas	BNP Paribas
Total Debt	R$ 515,265	R$ 515,166
Total swap (Long position)	R$ 517,727	R$ 517,843
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	8.34% p.a.	8.34% p.a.
AVERAGE SWAP RATES, Short position	1.07%	1.07%
Derivative Financial Instruments 5 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	IPCA x DI
COUNTERPARTY, Debt	DEBENTURE	DEBENTURE
COUNTERPARTY, SWAP	ITAU	ITAU
Total Debt	R$ 1,796,843	R$ 1,696,999
Total swap (Long position)	R$ 1,796,843	R$ 1,696,999
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	IPCA + 4.17% p.a.	IPCA + 4.17% p.a.
AVERAGE SWAP RATES, Short position	0.95%	0.95%
Derivative Financial Instruments 6 [Member]
IfrsStatementLineItems [Line Items]
Currency	BRL	BRL
Type of SWAP	IPCA x DI	IPCA x DI
COUNTERPARTY, Debt	BNDES	BNDES
COUNTERPARTY, SWAP	XP	XP
Total Debt	R$ 394,139	R$ 396,281
Total swap (Long position)	R$ 394,139	R$ 396,281
% Coverage	100.00%	100.00%
AVERAGE SWAP RATES, Long position	IPCA + 4.23% p.a.	IPCA + 4.23% p.a.
AVERAGE SWAP RATES, Short position	96.95%	96.95%